Schedule of investments
Delaware Select Growth Fund	July 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.93%♦
Communication Services — 8.92%
Alphabet Class A †	85,694	$ 11,373,308
Alphabet Class C †	13,631	1,814,422
Electronic Arts	36,338	4,954,686
		18,142,416
Consumer Discretionary — 13.63%
Amazon.com †	74,443	9,951,540
Booking Holdings †	186	552,569
Ferrari	13,975	4,477,450
Home Depot	4,592	1,532,993
Lululemon Athletica †	10,538	3,988,949
LVMH Moet Hennessy Louis Vuitton ADR	18,905	3,521,056
NIKE Class B	24,386	2,691,971
Starbucks	10,062	1,021,998
		27,738,526
Consumer Staples — 2.71%
Coca-Cola	89,169	5,522,236
		5,522,236
Financials — 11.05%
Intercontinental Exchange	46,845	5,377,806
Mastercard Class A	4,586	1,808,168
S&P Global	13,722	5,413,466
Visa Class A	41,635	9,897,889
		22,497,329
Healthcare — 14.61%
Cooper	9,559	3,740,054
Danaher	23,332	5,951,060
Dexcom †	34,105	4,248,119
Intuitive Surgical †	9,764	3,167,442
UnitedHealth Group	15,988	8,095,843
Veeva Systems Class A †	11,332	2,314,221
Zoetis	11,743	2,208,741
		29,725,480
Industrials — 8.68%
Broadridge Financial Solutions	19,857	3,334,387
Cintas	2,993	1,502,606
Equifax	17,896	3,652,216
JB Hunt Transport Services	18,062	3,683,564
TransUnion	25,135	2,003,008
Verisk Analytics	7,971	1,824,881
NQ- 316 [0723] 0923 (3108021)    1

Schedule of investments
Delaware Select Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Waste Connections	11,812	$ 1,667,500
		17,668,162
Information Technology — 35.70%
Adobe †	7,394	4,038,381
Advanced Micro Devices †	8,793	1,005,919
Apple	53,271	10,465,088
Autodesk †	12,473	2,644,151
Intuit	11,645	5,958,747
Microsoft	69,248	23,261,788
Motorola Solutions	24,402	6,994,345
NVIDIA	9,545	4,460,283
Palo Alto Networks †	4,101	1,025,086
Salesforce †	16,579	3,730,441
ServiceNow †	1,789	1,042,987
VeriSign †	38,054	8,027,492
		72,654,708
Real Estate — 3.63%
CoStar Group †	88,056	7,394,062
		7,394,062
Total Common Stocks (cost $177,825,747)		201,342,919
Total Value of Securities—98.93% (cost $177,825,747)		201,342,919

Receivables and Other Assets Net of Liabilities—1.07%		2,171,301
Net Assets Applicable to 8,764,335 Shares Outstanding—100.00%		$203,514,220
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
2    NQ- 316 [0723] 0923 (3108021)